INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 876	$ 901	$ 2,288	$ 2,765	$ 3,798
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	877	979	1,775	1,985	3,959
Impairment of tangible and intangible assets	0	0	0	0	917
Accrued interest and exchange rate changes of debenture and long-term loans	290	376	74	10	(888)
Accrued severance pay, net	74	(6)	121	(38)	17
Gain from sale of property and equipment, net	(53)	(38)	(179)	(72)	(143)
Stock-based compensation	36	83	94	174	309
Decrease in restricted cash	0	0	0	62	62
Decrease in trade receivables, net	(585)	(10)	(4,284)	(513)	(236)
Increase in other accounts receivable and prepaid expenses	(249)	(1,106)	(906)	(1,060)	(469)
Decrease (increase) in inventories	207	(171)	443	(180)	658
Decrease Deferred income taxes	248	197	1,038	387	1,080
Decrease (increase) in long-term accounts receivable	126	12	(9)	14	(91)
Increase in trade payables	296	837	2,042	900	1,277
Increase (decrease) in other accounts payable and accrued expenses	1,293	(701)	2,460	(291)	(1,448)
Net cash provided by operating activities	3,436	1,353	4,957	4,143	8,802
Cash flows from investing activities:
Purchase of property and equipment	(1,284)	(769)	(2,861)	(1,354)	(3,616)
Purchase of other intangible assets	(115)	0	(115)	0	0
Proceeds from sale of property and equipment	118	337	594	648	1,266
Net cash used in investing activities	(1,281)	(432)	(2,382)	(706)	(2,350)
Cash flows from financing activities:
Receipt of long-term loans from banks	0	4,546	95	15,103	14,934
Repayment of long-term loans from banks	(1,123)	(6,335)	(2,250)	(17,729)	(19,503)
Repayment of long-term loans from shareholders	0	(19)	0	(32)	0
Proceeds from issuance of shares and exercise of options, net of issuance costs	0	0	0	6	15
Short-term bank credit, net	83	(18)	128	(486)	(915)
Distribution as a dividend in kind of previously consolidated subsidiary (a)	(1,870)	0	(1,870)	0	0
Net cash used in financing activities	(2,910)	(1,826)	(3,897)	(3,138)	(5,469)
Cash and cash equivalents at the end of the period-continuing operations	7,745	8,254	7,745	8,557	7,252
Effect of exchange rate on cash and cash equivalents	(155)	1,098	(280)	(409)	(193)
Increase (decrease) in cash and cash equivalents	(910)	193	(1,602)	(110)	790
Cash and cash equivalents at the beginning of the period	8,655	8,254	7,252	8,557	8,557
Cash and cash equivalents at the end of the period	7,745	8,447	7,745	8,447	7,252
(b) Non-cash activity:
Purchase of property and equipment	107	208	107	264	378
Cash paid during the year for:
Interest	132	220	270	414	640
Income Taxes	22	6	27	18	27
Continuing Operations [Member]
Cash flows from financing activities:
Cash and cash equivalents at the end of the period-continuing operations	7,252	6,834	7,252	6,834	7,252
Cash and cash equivalents at the beginning of the period			7,252
Cash and cash equivalents at the end of the period	7,252	6,834	7,252	6,834	7,252
Discontinued Operations [Member]
Cash flows from financing activities:
Cash and cash equivalents at the end of the period-continuing operations	0	1,613	0	1,613	2,095
Cash and cash equivalents at the beginning of the period			2,095
Cash and cash equivalents at the end of the period	$ 0	$ 1,613	$ 0	$ 1,613	$ 2,095